INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories consist of the following:
	As of December 31,
	2017	2016
Raw materials	$48,220	$26,296
Work in process	92,764	105,564
Finished goods	2,331	5,672
	$143,315	$137,532